Shareholders' Equity - Summary of Revaluation Reserve for Available-for-sale Investments (Detail) - shares shares in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of revaluation reserve [Line Items]
Revaluation reserve for available-for-sale investments	6,248	4,352	1,910
Equity securities [member]
Disclosure of revaluation reserve [Line Items]
Revaluation reserve for available-for-sale investments	46	25	22
Debt securities [member]
Disclosure of revaluation reserve [Line Items]
Revaluation reserve for available-for-sale investments	6,218	4,353	1,911
Other securities [member]
Disclosure of revaluation reserve [Line Items]
Revaluation reserve for available-for-sale investments	(17)	(26)	(23)